BANK LOANS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
BANK LOANS

8. BANK LOANS

The bank loans as of December 31, 2025 and June 30, 2026 are set out below:

Bank loans	Currency	Period	Interest rate	Carrying amount
				SGD’000
Secured floating rate bank loans	SGD	2024 - 2029	SIBOR+1.25% to +1.5%	3,927
	US$	2023 - 2029	London Inter Bank Offer Rate +1.25%	95
Balance as of December 31, 2025				4,022

Secured floating rate bank loans, representing balance as of June 30, 2026	SGD	2024 - 2029	SIBOR+1.25% to +1.5%	3,362
Balance as of June 30, 2026 (US$)				2,598

The bank loans are secured by corporate guarantees provided by the Company and its subsidiaries, financial instruments (see Note 5), and leasehold building (see Note 6).

Bank loans	Carrying amount	Within 1 year	2027	2028	2029	2030	Thereafter
	SGD’000
Secured floating rate bank loans	3,927	1,127	1,138	1,142	520	-	-
	95	25	25	23	22	-	-
Balance as of December 31, 2025	4,022	1,152	1,163	1,165	542	-	-

	Carrying amount	Within 1 year	2028	2029	2030	2031	Thereafter
	SGD’000
Secured floating rate bank loans, representing balance as of June 30, 2026	3,362	1,130	1,139	1,062	31	-	-
Balance as of June 30, 2026 (US$)	2,598	873	880	821	24	-	-